Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Equity
14.	Shareholders’ Equity

Subscribed capital consists of common, seed, series A, B1 and B2 shares which have a nominal value of €1 each. Common shares and preferred shares (Seed, Series A, B1 and B2) have voting rights and are fully paid in. Preferred shares have certain additional rights in case of an exit or liquidity event, and 60 % of the preferred share votes are required for certain fundamental decisions. As of June 30, 2021, there were additional 8,529 shares authorized for issue. The amount of common and preferred shares are as follows:

	Common	Seed
(in units)	shares	shares	Series A	Series B1	Series B2	Total
Outstanding as of January 1, 2021	24,736	4,412	10,934	14,102	14,847	69,031
Issued as of January 1, 2021	24,808	4,412	10,934	14,102	14,847	69,103
Treasury shares	—	—	—	—	—	—
Issued Seed shares	—	—	—	—	—	—
Issued Series A shares	—	—	—	—	—	—
Issued Series B1 shares	—	—	—	—	—	—
Issued Series B2 shares	—	—	—	—	7,187	7,187
Outstanding as of June 30, 2021	24,736	4,412	10,934	14,102	22,034	76,218
Issued as of June 30, 2021	24,808	4,412	10,934	14,102	22,034	76,290

On March 26, 2021 the convertible loan of €85,900 thousand and the accrued interest were converted into series B2 shares. In order to facilitate the transaction, the Company issued 7,187 series B2 shares.

As of June 30, 2020 an amount of €32,239 paid into capital reserve was not paid and is included in the current assets. The amount was paid in the following month.

19.	Equity

Subscribed capital consists of common, seed, series A, B1 and B2 shares which have a nominal value of €1 each. Common shares and preferred shares (Seed, Series A, B1 and B2) have voting rights and are fully paid in. Preferred shares have certain additional rights in case of an exit or liquidity event, and 60% of the preferred share votes are required for certain fundamental decisions. As of December 31, 2020, there were additional 15,716 shares authorized for issue. The amount of common and preferred shares are as follows:

	Common	Seed
(in units)	shares	shares	Series A	Series B1	Series B2	Total
Issued and outstanding as of January 1, 2019	24,808	4,412	10,934	13,729	—	53,883
Issued Series B1 shares	—	—	—	373	—	373
Issued and outstanding as of December 31, 2019	24,808	4,412	10,934	14,102	—	54,256
Treasury shares	(72)	—	—	—	—	(72)
Issued Series B2 shares	—	—	—	—	14,847	14,847
Outstanding as of December 31, 2020	24,736	4,412	10,934	14,102	14,847	69,031
Issued as of December 31, 2020	24,808	4,412	10,934	14,102	14,847	69,103

In March 2020, the 2019 convertible loans were converted into 6,705 preferred B2 shares (included in the 14,847 preferred B2 shares issued during 2020).

Share premium represents additional consideration for shares above the nominal value of shares in issue less transaction cost that incurred for the share issuance. During 2020, there was an increase in share premium of €97,305 thousand from the issuance of 8,142 preferred B2 shares as a result of a capital increase. Transaction cost of €503 thousand have been deducted from the share premium. Additionally, upon the conversion of the 2019 convertible loans 6,705 shares were issued which resulted in an increase of €68,116 thousand in share premium. These increases were offset by a decrease of €763 thousand as a result of the buyback of 72 shares during 2020. Prior to January 1, 2019 transaction cost relating to the issuance of series A and B1 shares amounted to €993 thousand.

Other capital reserves consist of the impact of the conversion of convertible loans to equity and share-based payments reserve. Convertible loans issued in May 2019 and October 2019 resulted in a capital contribution amounting to €3,981 thousand as the conversion feature qualifies as an embedded equity derivative which was separated from the host contract at initial recognition. Additionally, a new convertible loan issued in March 2020 resulted in a capital contribution amounting to €34,084 thousand as the cash received exceeded the initial fair value of the convertible loan by this amount. Since the lender of this convertible loan was also a shareholder, this difference has been considered as a capital contribution. The share-based payments reserve is used to recognise the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. Refer to note 20 for further details of these plans.

Treasury shares represent the amount paid or payable for own shares held in treasury. During 2020, Lilium reacquired 72 of its own shares from its co-founders through a share buy-back. This reduced subscribed capital by €72 and reduced share premium by €763 thousand.

Accumulated loss contains the accumulation of results of operations from previous years.